Debt - Schedule of Debt (Details) (Southwestern Montana Financial Center, Inc.) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term debt total	$ 9,053,512	$ 9,281,525	$ 1,711,681
Less: current portion	963,450	1,010,570	90,580
Long-term debt	$ 8,090,062	$ 8,270,955	1,621,101
Southwestern Montana Financial Center, Inc. [Member]
Long-term debt total			58,406	$ 96,706
Less: current portion			35,200	38,301
Long-term debt			23,206	58,405
Southwestern Montana Financial Center, Inc. [Member] | Vehicle Note Payable Due August 2020 [Member]
Long-term debt total			31,797	51,118
Southwestern Montana Financial Center, Inc. [Member] | Vehicle Note Payable Due September 2021 [Member]
Long-term debt total			18,386	25,083
Southwestern Montana Financial Center, Inc. [Member] | Vehicle Note Payable Due December 2019 [Member]
Long-term debt total			6,882	15,605
Southwestern Montana Financial Center, Inc. [Member] | Vehicle Note Payable Due May 2019 [Member]
Long-term debt total			$ 1,341	$ 4,900